Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Operating activities:
Net profit	$ 2,623	$ 2,338	$ 2,200
Adjustments to reconcile net profit to net cash provided by operating activities:
Depreciation and amortization	441	407	287
Interest and dividend income	(77)	(68)	(130)
Finance cost	26	24
Income tax expense	973	757	803
Effect of exchange rate changes on assets and liabilities	(8)	27	10
Impairment loss under expected credit loss model	25	23	34
Reduction in fair value of Disposal Group held for sale			39
Adjustment in respect of excess of carrying amount over recoverable amount on reclassification from "Held for Sale"			65
Stock compensation expense	45	34	29
Other adjustments	(13)	(20)	(15)
Changes in working capital
Trade receivables and unbilled revenues	(248)	(542)	(411)
Prepayments and other assets	(90)	70	(120)
Trade payables	(33)	(52)	131
Client deposits		(2)	(2)
Unearned revenues	138	21	48
Other liabilities and provisions	319	233	269
Cash generated from operations	4,121	3,250	3,237
Income taxes paid	(863)	(639)	(975)
Net cash provided by operating activities	3,258	2,611	2,262
Investing activities:
Expenditure on property, plant and equipment and intangibles	285	465	349
Loans to employees			2
Deposits placed with corporation	(28)	(15)	(3)
Interest and dividend received	70	52	79
Payment for acquisition of business, net of cash acquired	(165)	(252)	(77)
Payment of contingent consideration pertaining to acquisition of business	(21)	(1)	(3)
Advance payment towards acquisition of business			(30)
Payments to acquire Investments
Liquid mutual fund units and fixed maturity plan securities	(4,753)	(4,897)	(11,184)
Certificates of deposit		(156)	(342)
Commercial papers			(70)
Quoted debt securities	(1,555)	(363)	(145)
Equity and preference securities		(6)	(3)
Other investments	(3)	(4)	(3)
Proceeds on sale of Investments
Quoted debt securities	534	512	123
Equity and preference securities	10	4	16
Certificates of deposit	154	360	791
Commercial papers		72	43
Liquid mutual fund units and fixed maturity plan securities	4,909	4,873	10,965
Other investments	3		2
Escrow and other deposits pertaining to Buyback		37	(37)
Other payments	(6)
Other receipts	7	7
Net cash (used)/ generated in investing activities	(1,129)	(242)	(225)
Financing activities:
Payment of lease liabilities	(94)	(80)
Payment of dividends (including corporate dividend tax)	(1,226)	(1,359)	(1,956)
Payment of dividends to non-controlling interests of subsidiary	(3)	(5)
Shares issued on exercise of employee stock options	2	1	1
Payment towards purchase of non-controlling interest	(7)
Other receipts	11
Buyback of shares including transaction cost		(1,070)	(118)
Net cash used in financing activities	(1,317)	(2,513)	(2,073)
Net increase/(decrease) in cash and cash equivalents	812	(144)	(36)
Effect of exchange rate changes on cash and cash equivalents	103	(220)	(184)
Cash and cash equivalents at the beginning	2,465	2,829	3,049
Cash and cash equivalents at the end	3,380	2,465	2,829
Supplementary information:
Restricted cash balance	$ 69	$ 52	$ 52